Other Liabilities	3 Months Ended
Jun. 30, 2011
Other Liabilities {1}
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]	Note 8 - Warrants and options As of June 30, 2011, there were no warrants or options outstanding to acquire any additional shares of common stock.